Share Option and Restricted Share Unit Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May. 21, 2015	Feb. 23, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 04, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share awards approved for grant						3,808,371
Increased number of shares available for future issuance		1,468,500
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Options vest increments per year				25.00%
Weighted average grant date fair value of share options granted			$ 3.16	$ 10.67	$ 13.19
Total Compensation cost related to non-vested share option and restricted stock unit not yet recognized			$ 14,578
Total compensation cost related to non-vested shares and restricted stock to be recognized over weighted average period			3 years
Closing common share price			$ 14.11
Aggregate intrinsic value of all options exercisable and outstanding			$ 117
Aggregate intrinsic value of all options exercised			$ 325	$ 2,347	$ 4,716
Weighted average contractual life of share options exercisable			5 years 7 months 6 days
Weighted average contractual life of share options outstanding			7 years 1 month 6 days
Amendment | 2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Amendment | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,865,942
Granted in 2007, 2008 and 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee's restricted stock units vest increment for the first year			15.00%
Employee's restricted stock units vest increment for the second year			15.00%
Employee's restricted stock units vest increment for the third year			20.00%
Employee's restricted stock units vest increment for the fourth year			25.00%
Employee's restricted stock units vest increment for the fifth year			25.00%
Granted in 2010, 2011, 2012 and 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee's restricted stock units vest increment per year			25.00%